Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization - Accumulated Depreciation (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Real estate investments:
Balance at beginning of year			$ 235,212,009	$ 138,810,355	$ 138,810,355	$ 33,245,041
Acquisitions					94,670,988	104,880,154
Improvements to real estate					1,730,666	685,160
Balance at end of year					235,212,009	138,810,355
Accumulated depreciation and amortization:
Balance at beginning of year			(10,563,664)	(3,574,739)	(3,574,739)	(493,185)
Depreciation and amortization	$ (2,391,495)	$ (1,712,469)	(4,782,991)	$ (3,026,745)	(6,988,925)	(3,081,554)
Balance at end of year	$ (15,346,655)		$ (15,346,655)		$ (10,563,664)	$ (3,574,739)